Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Change in fair value recognized in earnings	$ 13,870,243	$ 3,608,275
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of September 24, 2020 (inception)	12,212,768
Initial measurement on November 30, 2020		10,796,275
Change in fair value recognized in earnings		1,416,493
Fair value as of December 31, 2020		12,212,768
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of September 24, 2020 (inception)	19,522,653
Initial measurement on November 30, 2020		17,330,871
Change in fair value recognized in earnings		2,191,782
Fair value as of December 31, 2020		19,522,653
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of September 24, 2020 (inception)	$ 31,735,421
Initial measurement on November 30, 2020		28,127,146
Change in fair value recognized in earnings		3,608,275
Fair value as of December 31, 2020		$ 31,735,421